Long-Term Investments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Fair Value Adjustments For The Period	$ (599)
Fair Value Of Long Term Investments, Beginning Balance	4,151
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	3,203
Net Additions And (warrants Exercised)	(226)
Movements In Foreign Exchange	(123)
Talisker Resources Ltd [Member] | Common Shares [Member]
Fair Value Adjustments For The Period	(463)
Fair Value Of Long Term Investments, Beginning Balance	2,351
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	1,601
Net Additions And (warrants Exercised)	(226)
Movements In Foreign Exchange	(61)
Endurance Gold Corp. | Warrants [Member]
Fair Value Adjustments For The Period	39
Fair Value Of Long Term Investments, Beginning Balance	126
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	158
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(7)
Endurance Gold Corp. | Common Share [Member]
Fair Value Adjustments For The Period	94
Fair Value Of Long Term Investments, Beginning Balance	376
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	453
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(17)
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Fair Value Adjustments For The Period	(64)
Fair Value Of Long Term Investments, Beginning Balance	184
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	116
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(4)
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Fair Value Adjustments For The Period	(205)
Fair Value Of Long Term Investments, Beginning Balance	1,114
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	875
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	$ (34)